13. Loans (Sept 2020 Note)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Loans

Note 13 – Loans

Paycheck Protection Program

On April 24, 2020, AVX Design & Integration, Inc. entered into an agreement to receive a U.S. Small Business Administration Loan (“SBA Loan”) from JPMorgan Chase Bank, N.A. related to the COVID-19 pandemic in the amount of $116,460, which we received on May 1, 2020. The SBA Loan has a fixed interest rate of 0.98 percent per annum and a maturity date two years from the date the loan was issued.

On May 4, 2020, Perfecular Inc. entered into an agreement to receive a U.S. Small Business Administration Loan (“SBA Loan”) from Bank of America related to the COVID-19 pandemic in the amount of $151,500, which we received on May 4, 2020. The SBA Loan has a fixed interest rate of 1 percent per annum and a maturity date two years from the date loan was issued.

The application for these funds required the Company in good faith to certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further required the Company to take into account current business activity and the ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The guidance and requirements with respect to the certification made by the Company did not contain any objective criteria and is subject to interpretation.  Despite the Company’s understanding under the CARES Act that given the Company’s circumstances it satisfied all eligible requirements for the SBA Loan, management will continue to assess the Company’s continued qualification if or when updated or revised guidance is released by the U.S. Department of the Treasury. If a determination is subsequently made that the Company’s qualification status has changed, the Company may be required to, among other matters, return the SBA Loan. Under the terms of the SBA Loan, the Company may be eligible for full or partial loan forgiveness, however, no assurance is provided that the Company will apply for, or obtain forgiveness for, any portion of the SBA Loan.

Economic Injury Disaster Loan

On June 4, 2020, Perfecular Inc. entered into an agreement to receive a U.S. Small Business Administration Loan (“SBA Loan”) from Bank of America related to the COVID-19 pandemic in the amount of $81,100, which we received on June 4, 2020. The SBA Loan has a fixed interest rate of 3.75 percent per annum and a maturity date thirty years from the date loan was issued.

On June 5, 2020, AVX Design & Integration, Inc. entered into an agreement to receive a U.S. Small Business Administration Loan (“SBA Loan”) from JPMorgan Chase Bank, N.A. related to the COVID-19 pandemic in the amount of $56,800, which we received on June 5, 2020. The SBA Loan has a fixed interest rate of 3.75 percent per annum and a maturity date thirty years from the date loan was issued.

Borrower will use all of the proceeds from this Loan solely as working capital to alleviate economic injury caused by disaster occurring in the month of January 31, 2020 and continuing thereafter.

For loan amounts of greater than $25,000, Borrower hereby grants to the SBA, the secured party hereunder, a continuing security interest in and to any and all “Collateral” as described herein to secure payment and performance of all debts, liabilities, and obligations of Borrower to the SBA hereunder without limitation, including but not limited to all interest, other fees and expenses (all hereinafter called “Obligations”). The Collateral includes the following property that Borrower now owns or shall acquire or create immediately upon the acquisition or creation thereof: all tangible and intangible personal property, including, but not limited to: (a) inventory, (b) equipment, (c) instruments, including promissory notes, (d) chattel paper, including tangible chattel paper and electronic chattel paper, (e) documents, (f) letter of credit rights, (g) accounts, including health-care insurance receivables and credit card receivables, (h) deposit accounts, (i) commercial tort claims, (j) general intangibles, including payment intangibles and software, and (k) as-extracted collateral as such terms may from time to time be defined in the Uniform Commercial Code. The security interest Borrower grants includes all accessions, attachments, accessories, parts, supplies, and replacements for the Collateral, all products, proceeds and collections thereof and all records and data relating thereto.

June 30, 2020
SBA Loan	$405,860
Less: current portion	(150,006)
Long term portion	$255,854

Interest expense incurred from the loans amounted to $2,290 for the nine months ended September 30, 2020.

Economic Injury Disaster Loan advance

In response to the COVID-19 pandemic, small businesses, including agricultural businesses, and non-profit organizations in all U.S. states, Washington D.C., and U.S. territories can apply for an Economic Injury Disaster Loan (EIDL). The EIDL program is designed to provide economic relief to businesses that are currently experiencing a temporary loss of revenue due to COVID-19. EIDL proceeds can be used to cover a wide array of working capital and normal operating expenses, such as continuation to health care benefits, rent, utilities, and fixed debt payments. The amount of the EIDL Advance was determined by the number of employees indicated on the EIDL application at $1,000 per employee, up to a maximum of $10,000. The EIDL Advance does not have to be repaid. Recipients did not have to be approved for an EIDL loan in order to receive the EIDL.

On June 16, 2020, the Company received a $10,000 EIDL Advance and recorded the receipt as other income.